Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Non-controlling interests in subsidiaries - Balance Sheet
2018	2017
$ millions	$ millions

Current assets	192	197
Non-current assets	318	367
Current liabilities	225	241
Non-current liabilities	49	215
Equity	236	108

Non-controlling interests in subsidiaries - Profit and Loss [Table Text Block]
2018	2017	2016
$ millions	$ millions	$ millions

Sales	387	363	377
Operating loss	-	(21)	(78)
Depreciation and amortization	34	34	34
Operating income (loss) before depreciation and amortization	34	13	(44)
Net loss	(13)	(38)	(104)
Comprehensive income (loss)	3	(26)	(126)